REGULATORY FEES	12 Months Ended
Dec. 31, 2017
REGULATORY FEES
REGULATORY FEES

NOTE 27 — REGULATORY FEES

	12/31/2017	12/31/2016
CURRENT LIABILITIES
RGR Quota	83,641	56,083
CDE Quota	89,688	53,733
PROINFA Quota	9,159	14,152
Compensation for the Use of Water Resources	178,978	72,456
Inspection Fee for Electric Energy Services	27,442	29,819
Research & Development - R&D	240,812	126,071
Energy Efficiency Program - PEE	65,802	258,590
Other	32,658	36,297

	728,180	647,201
NON-CURRENT LIABILITIES
RGR Quota	7,146	21,093
Research & Development - R&D	671,791	528,865
Energy Efficiency Program - PEE	19,486	65,295

	698,423	615,253

TOTAL	1,426,603	1,262,454

27.1 - Global Reversal Reserve - RGR

Concessionaires of the Public Service of Electrical Energy are responsible for contributing to the formation of the RGR, by paying a share named Reversal and Takeover of Electrical Energy Services, of up to 2.5% of the value of investments made by concessionaires and permit-holders, limited to 3% of annual revenue. The value of the share is calculated as a component of the cost of concessionaire’s service.

Concessionaires pay their annual share into the Fund, which is not controlled by the Company, in an attached bank account managed by the Company, which manages the account within the limits established by Law 5,655/1971 and later amendments, also not reflected in the Company’s Financial Statements, since it is an entity independent of the Company.

According to Art. 20 of Law No. 12,431, of 2011, this fee was extended until 2035, whereas it had originally been established to expire at the end of 2010. With the publishing of Law 12,783/2013, starting on January 1, 2013, the following were no longer required to pay into the RGR annually:

a)	concessionaires and permit-holders of the public service of electrical energy distribution;

b)	concessionaires of the public service of electrical energy transmission tendered after September 12, 2012; and

c)	concessionaires of the public service of transmission and generation of electrical energy renewed in accordance with Law 12,783/2013.

27.2 - Energy Development Account (CDE)

The Energy Development Account (CDE) is intended to promote the development of energy in the states, projects to universalize electrical energy services, the program to subsidize low-income consumers, and expansion of the natural gas grid to serve states that do not yet have pipelines.

Created on April 26 of 2002, CDE is managed by the Company, following the dispositions by the Ministry of Mines and Energy and with no effect to the Company’s results.

The CDE is also used to guarantee the competitiveness of energy produced from alternative sources (eolic, small hydroelectric plants and biomass) and from national mineral coal.

Starting in 2013, as one of the instruments to enable a reduction in light bills, this contribution was reduced to 25% of the current rate.

27.3 - PROINFA

The Federal government program for the development of projects to diversify Brazil’s energy grid and foster alternative sources of electrical energy, created by Law 10,438, of April 2002, is managed by the Company and seeks regional solutions for the use of renewable energy sources.

PROINFA establishes the operation of 144 plants, totaling 3,299.40 mW* of installed capacity. The plants in the program account for the generation of approximately 12,000 gWh/year—an amount capable of supplying about 6.9 million residences and equivalent to 3.2% of the total annual consumption in the country. The 3,299.40 mW* contracted are divided into 1,191.24 mW* from 63 Small Hydroelectric Plants (PCHs), 1,422.92 mW* from 54 eolic plants, and 685.24 mW* from 27 plants using biomass. This energy is guaranteed contracting for 20 years by the Company. Operations performed under PROINFA do not affect the Company’s results (which is responsible for payment).

* Information not audited by the independent auditors.

27.4 - Financial compensation for the use of water resources

Financial compensation for the use of water resources for the purposes of generating electrical energy was instituted by the Federal Constitution of 1988 and are a percentage that concessionaires of hydroelectric generation pay for the use of water resources. ANEEL manages the collection and distribution of resources among beneficiaries: States, cities and entities directly managed by the Federal Government.

As established by Law 8,001, of March 13, 1990, with the amendments given by Laws 9,433/1997, 9,984/2000 and 9,993/2000, 45% of the resources are destined for cities affected by the UHE reservoirs, while states are entitled to another 45%. The Federal Government gets 10% of the total. Generators characterized as Small Hydroelectric Plants (PCHs) are exempt from payment of this financial compensation.

The concessionaires pay 6.75% of the value of energy produced as Financial Compensation.

27.5 - Fee for Oversight of Electrical Energy Services

The Fee for Oversight of Electrical Energy Services (TFSEE) was created by Law 9,427, of December 26, 1996, and regulated by Decree 2,410, of November 28, 1997, to create revenue for the National Electrical Energy Agency, to cover its administrative and operating expenses.

The TFSEE is equivalent to 0.5% of the economic value added by the concessionaire, permit-holder or authorization holder, including in cases of independent production and self-production, the exploration of services and electrical energy facilities.

The TFSEE is owed since January 1, 1997 and is set annually by ANEEL and paid in twelve monthly payments.

27.6 — Research and Development — R&D and Energy Efficiency Program - PEE

Electricity concessionaires are obligated every year to invest the sum of at least 1% of their adjusted net operating revenue into research and development and the energy efficiency program for the electrical sector, in the terms of Law No. 9,991, of July 24, 2000.

R&D resources are intended to cost the studies and research on planning and expansion of the energy system, as well as on inventory and feasibility required to take advantage of hydroelectric potential. It seeks to promote a culture of innovation, creating new equipment and improving the provision of services that contribute to the security of electricity supply, the tariff modality, the reduction of the environmental impact of the sector and the technological dependence of the country.

The resources of PEE are intended to promote the efficient use of energy in all sectors of the economy through projects that demonstrate the importance and economic feasibility of improving the energy efficiency of equipment, processes and final uses of energy. It seeks to maximize the public benefits of energy saved and avoided demand, promoting the transformation of the market of energy efficiency, stimulating the development of new technologies and the creation of habits and rational practices of use of electric energy.

Complying with the order of said legal devices, in counterpart to the entries recorded in liabilities, concessionaires account in results, in research and development and energy efficiency, as a deduction from operating revenue.